Fees Summary	Jun. 04, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 392,476,000.00
Previously Paid Amount	0.00
Total Fee Amount	54,200.94
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering
Net Fee	$ 54,200.94
Narrative - Max Aggregate Offering Amount | shares	392,476,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true